DESCRIPTION OF THE PLAN (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) yr
EBP, Description of Plan [Line Items]
Maximum annual compensation, pretax	75.00%
Retirement age | yr	65
Receivable from participant account, maximum borrowing, percent	50.00%
Receivable from participant, maximum borrowing	$ 50,000
General loan maximum borrowing term	60 months
Minimum
EBP, Description of Plan [Line Items]
Involuntary cash-out limit	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Involuntary cash-out limit	$ 7,000